Leases - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 1,108	$ 612	$ 728
Lease liabilities		1,061	571	$ 694
QBSA | Joint operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		447
Subsidiaries | TAK
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		85	$ 91
Subsidiaries | QBSA
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 428
Lease liability, percentage	0.022	0.022
Subsidiaries | Next 18 years, after year 1 | TAK
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities annual payment	$ 6
Subsidiaries | Next 18 years, after year 1 | QBSA
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities annual payment		$ 22